Derivative Instruments and Hedging Activities - Commitment of Foreign Currency Forward Contracts (Detail) - Dec. 31, 2015 $ in Thousands	USD ($) NOK / $ € / $ SGD / $	NOK NOK / $ € / $ SGD / $	EUR (€) NOK / $ € / $ SGD / $	SGD NOK / $ € / $ SGD / $
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability)	$ (18,826)
Expected Maturity Amount of Foreign Currency Derivatives in Next Fiscal Year	129,502
Expected Maturity Amount of Foreign Currency Derivatives in Year Two	$ 42,274
Euro [Member]
Derivative [Line Items]
Average Forward Rate | € / $	0.91	0.91	0.91	0.91
Fair Value / Carrying Amount of Asset (Liability)	$ (45)
Expected Maturity Amount of Foreign Currency Derivatives in Next Fiscal Year	$ 12,153
Euro [Member] | Foreign currency forward contracts [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | €			€ 11,103,000
Norwegian Kroner [Member]
Derivative [Line Items]
Average Forward Rate | NOK / $	7.72	7.72	7.72	7.72
Fair Value / Carrying Amount of Asset (Liability)	$ (18,005)
Expected Maturity Amount of Foreign Currency Derivatives in Next Fiscal Year	100,812
Expected Maturity Amount of Foreign Currency Derivatives in Year Two	$ 42,274
Norwegian Kroner [Member] | Foreign currency forward contracts [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | NOK		NOK 1,105,000,000
Singapore Dollar [Member]
Derivative [Line Items]
Average Forward Rate | SGD / $	1.36	1.36	1.36	1.36
Fair Value / Carrying Amount of Asset (Liability)	$ (776)
Expected Maturity Amount of Foreign Currency Derivatives in Next Fiscal Year	$ 16,537
Singapore Dollar [Member] | Foreign currency forward contracts [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | SGD				SGD 22,442,000